Stock Incentive Plan	12 Months Ended
Dec. 31, 2012
Stock Incentive Plan [Abstract]
Stock Incentive Plan
14.	Stock Incentive Plan

In April 2005, FreeSeas’ Board of Directors approved the issuance of Class A warrants to the executive officers of FreeSeas. The terms of the warrants provided that they expired on July 29, 2011 and are not callable. These warrants, the issuance of which was ratified, adopted and approved by the Board of Directors on December 16, 2005, entitle the holders to purchase an aggregate of 4,000 shares of the Company’s common stock at an exercise price of $250.00 per share. Such warrants were not exercised and expired by their terms on July 29, 2011.

In December 2007, the Company’s Board of Directors granted 900 options to directors and 2,500 options to executive officers, as adjusted to reflect the reverse stock split effective February 14, 2013 (Note 13 and 17), of which 2,800 would vest in one year, 300 would vest in two years and 300 in three years from the grant, all at an exercise price of $412.50 per share. Effective December 18, 2009, certain of the Company’s officers and directors have forfeited 2,200 of the stock options granted to them, leaving 1,200 stock options unexercised, which expired on December 24, 2012.

On December 31, 2009, the Company’s Board of Directors awarded 25,500 restricted shares, as adjusted to reflect the reverse stock split effective February 14, 2013, to its non-executive directors, executive officers and certain of Manager’s employees. Of the unvested restricted shares amounted to 13,400 as of December 31, 2010, 1,000 and 400 restricted shares with an original vesting date on December 31, 2012 have been forfeited in June 2011 and October 2011, respectively. Of the remaining unvested restricted shares amounted to 12,000 as of December 30, 2012, 7,000 restricted shares vested on December 31 2012 and 5,000 restricted shares will vest on December 31, 2013.

For the year ended December 31, 2012, the recognized stock based compensation expense in relation to the restricted shares granted is $122. The total unrecognized compensation cost of the non vested restricted shares granted under the Plan is $58. The cost is expected to be recognized over a period of twelve months, representing a weighted average remaining life of approximately 8 months.

Presented below is a table reflecting the activity in the restricted shares, options, Class A warrants, Class W warrants and Class Z Warrants from January 1, 2010 through December 31, 2012:

	Restricted Shares	Options	Class A Warrants	Class W Warrants	Class Z Warrants	Total	Average Exercise Price	Options Exercisable	Class A Warrants Exercisable	Class W Warrants Exercisable	Class Z Warrants Exercisable	Total	Average Exercise Price

01-Jan-10	18,400	1,200	15,000	78,626	165,500	278,727	$216.60	900	15,000	78,626	165,500	260,026	$215.50
Options vested	—	—	—	—	—	—		300	—	—	—	300
Options forfeited	—	—	—	—	—	—		—	—	—	—	—
Warrants expired	—	—	—	(78,626)	—	(78,626)		—	—	(78,626)	—	(78,626)
Warrants exercised	—	—	—	—	—	—		—	—	—	—	—
Restricted shares issued	—	—	—	—	—	—		—	—	—	—	—
Restricted shares vested	(4,000)	—	—	—	—	(4,000)		—	—	—	—	—
Restricted shares forfeited	(1,000)	—	—	—	—	(1,000)		—	—	—	—	—

31-Dec-10	13,400	1,200	15,000	0	165,500	195,100	$255.20	1,200	15,000	0	165,500	181,700	$255.20
Options vested	—	—	—	—	—	—		—	—	—	—	—
Options forfeited	—	—	—	—	—	—		—	—	—	—	—
Options expired	—	—	—	—	—	—		—	—	—	—	—
Warrants exercised	—	—	—	—	(886)	(886)		—	—	—	(886)	(886)
Warrants expired	—	—	(15,000)	—	(164,614)	(179,614)		—	(15,000)	—	(164,614)	(179,614)
Restricted shares vested	—	—	—	—	—	—		—	—	—	—	—
Restricted shares forfeited	(1,400)	—	—	—	—	(1,400)		—	—	—	—	—

31-Dec-11	12,000	1,200	—	—	—	13,200	$412.50	1,200	—	—	—	1,200	$412.50
Options vested	—	—	—	—	—	—		—	—	—	—	—
Options forfeited	—	—	—	—	—	—		—	—	—	—	—
Options expired	—	(1,200	—	—	—	(1,200)		(1,200)	—	—	—	(1,200)
Warrants exercised	—	—	—	—	—	—		—	—	—	—	—
Warrants expired	—	—	—	—	—	—		—	—	—	—	—
Restricted shares vested	(7,000)	—	—	—	—	(7,000)		—	—	—	—	—
Restricted shares forfeited	—	—	—	—	—	—		—	—	—	—	—

31-Dec-12	5,000	—	—	—	—	5,000	$—	—	—	—	—	—	$—